April 3, 2006
Filing Desk
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filings – Rule 497(j)

RE:	General Money Market Fund, Inc.
1933 Act File No. 2-72836
1940 Act File No. 811-3207
CIK No. 0000353560

Dear Sir/Ma'am:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 38 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 29, 2006.

Please address any comments or questions to the undersigned at (212) 922-6785.

Sincerely,

/s/ Gina M. Gomes
Gina M. Gomes
Paralegal

GMG